Indebtedness - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Indebtedness [Line Items]
Fair market value of debt	$ 44,900,000	$ 7,200,000
Carrying value of debt	$ 44,479,650	$ 7,200,000